Account Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2022
Account Payables and Accrued Expenses
Account Payables and Accrued Expenses

Note 14. Account Payables and Accrued Expenses

As at December 31:	2022	2021
Trade and account payables	$5,225	$5,972
Deposit liabilities	7,918	607
Interest payables	494	482
Value-added, goods and services and other taxes (other than income taxes)	1,372	1,550
Compensation	151	272
Contract liabilities under contracts with customers	1,776	1,864
Lease liabilities	393	291
Provision for a financial loss	—	283
Due to an affiliate (see Note 25)	3,770	25
	$21,099	$11,346

Trade payables arise from the Group’s day-to-day activities. The Group’s expenses for services and other operational expenses are included in account payables. Generally, these payables and accrual accounts do not bear interest and have a maturity of less than one year.

Contract liabilities under contracts with customers

The movements of contract liabilities under contracts with customers for the years ended December 31, 2022 and 2021 were as follows:

	2022	2021
Balance, beginning of the year	$1,864	$2,767
Considerations received	598	614
Reclassification to profit or loss upon satisfaction of performance obligations	(546)	(1,517)
Balance, end of the year	$1,916	$1,864

The Group expects to recognize the contract liabilities as revenue upon satisfaction of performance obligations in the following years:

	2022	2021
Year 1 after the year-end (included in current liabilities)	$1,776	$1,864
Year 2 after the year-end (included in non-current liabilities)	140	—
	$1,916	$1,864

Lease liabilities

Future lease payments included in the measurement of the lease liabilities as at December 31, 2022 are as follows:

Years ending December 31:	Principal	Interest	Total
2023	393	19	412
2024	313	4	317
	$706	$23	$729

Note 14. Account Payables and Accrued Expenses (continued)

As at December 31, 2022, the principal amounts of the lease liabilities were presented in the consolidated statement of financial position as follows:

Current liabilities	$393
Non-current liabilities	313
$706

As at December 31, 2022, the lease liabilities, which principally comprised office premises (see Note 11), have varying terms and are subject to the customary practices in the local regions. The Group expects to pay for these future lease payments from cash flow from operations. Management does not expect material exposure arising from variable lease payments, extension options and termination options, residual value guarantees and leases not yet commenced to which the Group is committed.

The Group recognized the following associated with its lease liabilities for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
Interest expense	$28	$42	$59
Expense relating to short-term leases with payments directly charged to profit or loss	438	358	533
Expense relating to leases of low-value assets with payments directly charged to profit or loss	—	115	—
Expense relating to variable lease payments not included in the measurement of lease liabilities	—	—	—
Total cash outflows for leases	816	939	1,043
Gain on COVID-19-related rent concessions	(47)	—	(6)
Depreciation charge for right-of-use assets (see Note 11)	349	436	514
Carrying amount of right-of-use assets at the end of the reporting period (see Note 11)	628	692	1,109